SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Carrying value of equity investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Equity investments without readily determinable fair value:
Initial cost basis	¥ 124,196		¥ 124,196		$ 17,459	$ 18,542	¥ 114,256
Cumulative unrealized gains	96,793		96,793		13,607	14,451	96,793
Cumulative unrealized losses (including impairment)	(5,000)	$ (746)	(14,940)	$ (2,100)
Foreign currency translation	(1,820)		880		124	(272)	(3,883)
Total carrying value	214,169		206,929		29,090	31,975	207,166
Equity investments with readily determinable fair value:
Initial cost basis	63,356		63,356		8,906	9,459
Cumulative unrealized losses	(8,825)	$ (1,318)	(33,901)	$ (4,766)
Foreign currency translation	2,446		4,710		662	365
Total carrying value	56,977		34,165		4,802	8,506
Total carrying value	¥ 271,146		¥ 241,094		$ 33,892	$ 40,481	¥ 207,166